MORGAN, LEWIS & BOCKIUS LLP

ONE FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

                                         May 2, 2016

Via Edgar

United States Securities and

Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRM Mutual Fund Trust

(Registration Statement File Nos. 333-123998 and 811-21749)

Ladies and Gentlemen:

On behalf of our client, CRM Mutual Fund Trust, a Delaware statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 26 to the Registrant’s registration statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 28 under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment relates to CRM Long/Short Opportunities Fund, a new series of the Registrant. The Registrant expects the filing to be effective on or about July 16, 2016.

Please call the undersigned at (617) 951-8458 with any questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz